                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4775
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                              MFS SERIES TRUST II
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) EMERGING GROWTH FUND

8/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Emerging Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07)

ISSUER                                                                                         SHARES/PAR               VALUE ($)
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
COMMON STOCKS - 97.2%
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AEROSPACE - 4.5%
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Embraer-Empresa Brasileira de Aeronautica S.A., ADR                                               263,080          $   11,880,693
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Lockheed Martin Corp.                                                                             446,200              44,236,268
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Precision Castparts Corp.                                                                          84,800              11,050,288
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Rockwell Collins, Inc.                                                                            326,500              22,486,055
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United Technologies Corp.                                                                         528,500              39,441,955
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                                                                                                                   $  129,095,259
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APPAREL MANUFACTURERS - 2.1%
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Coach, Inc. (a)                                                                                   157,100          $    6,995,663
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Li & Fung Ltd.                                                                                  1,566,000               5,803,905
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LVMH Moet Hennessy Louis Vuitton S.A. (l)                                                         128,700              14,377,254
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NIKE, Inc., "B"                                                                                   407,300              22,947,282
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Quiksilver, Inc. (a)                                                                              669,700               8,967,283
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                                                                                                                   $   59,091,387
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AUTOMOTIVE - 0.4%
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Harman International Industries, Inc.                                                              99,870          $   11,324,259
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BIOTECHNOLOGY - 5.0%
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Celgene Corp. (a)                                                                                 468,100          $   30,056,701
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Genentech, Inc. (a)                                                                               199,200              14,902,152
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Genzyme Corp. (a)                                                                                 557,280              34,779,845
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Gilead Sciences, Inc. (a)                                                                         733,180              26,665,757
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Millipore Corp. (a)                                                                               556,540              38,779,707
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                                                                                                                   $  145,184,162
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BROADCASTING - 1.8%
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Grupo Televisa S.A., ADR                                                                          530,500          $   13,824,830
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News Corp., "A"                                                                                 1,906,800              38,574,564
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                                                                                                                   $   52,399,394
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BROKERAGE & ASSET MANAGERS - 3.3%
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Affiliated Managers Group, Inc. (a)                                                                65,300          $    7,395,225
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Charles Schwab Corp.                                                                            1,501,700              29,733,660
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Deutsche Boerse AG                                                                                182,800              20,174,265
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EFG International (l)                                                                             216,883               9,604,536
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GFI Group, Inc. (l)                                                                                96,700               7,155,800
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Goldman Sachs Group, Inc.                                                                          88,560              15,587,446
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T. Rowe Price Group, Inc.                                                                         117,400               6,024,968
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                                                                                                                   $   95,675,900
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BUSINESS SERVICES - 3.7%
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Amdocs Ltd. (a)                                                                                   849,820          $   29,998,646
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Cognizant Technology Solutions Corp., "A" (a)                                                     303,200              22,288,232
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Corporate Executive Board Co.                                                                     348,710              23,722,741
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CoStar Group, Inc. (a)(l)                                                                          81,300               4,473,939
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Fidelity National Information Services, Inc.                                                      283,900              13,456,860
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Global Payments, Inc.                                                                             348,300              13,750,884
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                                                                                                                   $  107,691,302
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CABLE TV - 0.5%
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Comcast Corp., "A" (a)                                                                            530,100          $   13,830,309
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CHEMICALS - 1.1%
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Monsanto Co.                                                                                      437,200          $   30,490,328
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COMPUTER SOFTWARE - 6.0%
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ACI Worldwide, Inc. (a)                                                                           374,600          $    9,732,108
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Adobe Systems, Inc. (a)                                                                         1,594,500              68,164,875
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Cognos, Inc. (a)                                                                                  176,200               7,053,286
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NAVTEQ Corp. (a)                                                                                  260,500              16,411,500
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Oracle Corp. (a)                                                                                  807,600              16,378,128
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salesforce.com, Inc. (a)                                                                          321,500              12,998,245
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Synopsys, Inc. (a)                                                                                407,400              11,130,168
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VeriSign, Inc. (a)                                                                                954,200              30,725,240
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                                                                                                                   $  172,593,550
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COMPUTER SOFTWARE - SYSTEMS - 2.5%
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Apple Computer, Inc. (a)                                                                           83,800          $   11,604,624
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EMC Corp. (a)                                                                                   2,040,600              40,118,196
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Network Appliance, Inc. (a)                                                                       725,800              20,220,788
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                                                                                                                   $   71,943,608
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CONSUMER GOODS & SERVICES - 4.1%
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Apollo Group, Inc., "A" (a)                                                                       615,900          $   36,134,853
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Avon Products, Inc.                                                                               243,300               8,357,355
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Capella Education Co.                                                                             193,554               9,757,057
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New Oriental Education & Technology Group, Inc., ADR (a)                                          258,243              13,673,967
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Priceline.com, Inc. (a)(l)                                                                        220,000              18,255,600
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Sotheby's                                                                                          92,900               4,020,712
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Strayer Education, Inc.                                                                           183,690              29,313,250
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                                                                                                                   $  119,512,794
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ELECTRICAL EQUIPMENT - 2.2%
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Anixter International, Inc.                                                                        58,700          $    4,506,399
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Danaher Corp. (l)                                                                                 507,200              39,389,152
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Rockwell Automation, Inc.                                                                         272,300              19,186,258
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                                                                                                                   $   63,081,809
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ELECTRONICS - 6.7%
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ARM Holdings PLC                                                                                5,549,400          $   16,477,813
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ASML Holding N.V. (a)                                                                             303,400               9,001,878
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Hittite Microwave Corp. (a)(l)                                                                    175,500               7,435,935
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Intel Corp.                                                                                     2,297,500              59,160,625
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Intersil Corp., "A"                                                                               456,800              15,220,576
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Marvell Technology Group Ltd. (a)                                                               1,262,300              20,916,311
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National Semiconductor Corp.                                                                      613,900              16,157,848
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Nintendo Co. Ltd.                                                                                  30,200              14,002,849
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Samsung Electronics Co. Ltd., GDR                                                                  36,393              11,554,778
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SanDisk Corp. (a)                                                                                 396,600              22,233,396
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                                                                                                                   $  192,162,009
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ENERGY - INDEPENDENT - 0.7%
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Ultra Petroleum Corp. (a)                                                                         225,000          $   12,015,000
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XTO Energy, Inc.                                                                                  171,300               9,311,868
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                                                                                                                   $   21,326,868
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ENERGY - INTEGRATED - 1.0%
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Hess Corp.                                                                                        313,200          $   19,221,084
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Marathon Oil Corp.                                                                                164,300               8,854,127
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                                                                                                                   $   28,075,211
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ENGINEERING - CONSTRUCTION - 0.6%
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Fluor Corp.                                                                                        57,800          $    7,349,270
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Quanta Services, Inc. (a)                                                                         309,600               8,752,392
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                                                                                                                   $   16,101,662
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FOOD & BEVERAGES - 3.3%
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Hain Celestial Group, Inc. (a)                                                                     47,400          $    1,386,924
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Nestle S.A                                                                                        116,626              50,730,041
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PepsiCo, Inc.                                                                                     611,700              41,613,951
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                                                                                                                   $   93,730,916
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FOOD & DRUG STORES - 0.4%
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CVS Caremark Corp.                                                                                300,500          $   11,364,910
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GAMING & LODGING - 1.8%
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International Game Technology                                                                     559,000          $   21,337,030
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MGM Mirage                                                                                         92,000               7,725,240
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Penn National Gaming, Inc. (a)                                                                    206,300              12,130,440
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Royal Caribbean Cruises Ltd.                                                                      295,800              11,249,274
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                                                                                                                   $   52,441,984
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GENERAL MERCHANDISE - 0.9%
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Costco Wholesale Corp.                                                                            159,300          $    9,836,775
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Family Dollar Stores, Inc.                                                                        534,900              15,661,872
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                                                                                                                   $   25,498,647
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INSURANCE - 0.4%
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Aflac, Inc.                                                                                       191,200          $   10,192,872
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INTERNET - 3.5%
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Google, Inc., "A" (a)                                                                             146,720          $   75,597,480
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Omniture, Inc. (l)                                                                                563,820              13,988,374
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Tencent Holdings Ltd.                                                                           2,145,000              11,140,714
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                                                                                                                   $  100,726,568
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LEISURE & TOYS - 2.7%
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Electronic Arts, Inc. (a)                                                                       1,104,600          $   58,477,524
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Ubisoft Entertainment S.A                                                                         293,075              18,196,770
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                                                                                                                   $   76,674,294
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MACHINERY & TOOLS - 1.2%
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Bucyrus International, Inc.                                                                       256,400          $   16,022,436
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Kennametal, Inc.                                                                                  111,700               9,009,722
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Ritchie Bros. Auctioneers, Inc.                                                                    31,000               2,002,910
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Timken Co.                                                                                        242,700               8,630,412
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                                                                                                                   $   35,665,480
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MAJOR BANKS - 1.3%
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Bank of New York Mellon Corp.                                                                     160,364          $    6,483,517
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State Street Corp.                                                                                490,900              30,121,624
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                                                                                                                   $   36,605,141
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MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.2%
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IDEXX Laboratories, Inc. (a)                                                                      321,900          $   35,972,325
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MEDICAL EQUIPMENT - 5.1%
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Advanced Medical Optics, Inc. (a)                                                               1,073,460          $   30,851,240
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Conceptus, Inc. (a)(l)                                                                            816,200              14,283,500
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Cooper Cos., Inc. (l)                                                                             178,200               8,689,032
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Cytyc Corp. (a)                                                                                   136,311               5,825,932
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Medtronic, Inc.                                                                                   740,200              39,112,168
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ResMed, Inc. (a)                                                                                  203,900               8,290,574
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St. Jude Medical, Inc. (a)                                                                        639,100              27,845,587
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Thoratec Corp. (a)(l)                                                                             541,600              11,194,872
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                                                                                                                   $  146,092,905
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METALS & MINING - 0.6%
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Allegheny Technologies, Inc.                                                                      103,900          $   10,326,621
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Cameco Corp.                                                                                      198,700               8,023,506
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                                                                                                                   $   18,350,127
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NETWORK & TELECOM - 5.7%
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Cisco Systems, Inc. (a)                                                                         1,617,500          $   51,630,600
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Juniper Networks, Inc. (a)                                                                        717,211              23,610,586
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NICE Systems Ltd., ADR (a)                                                                        805,260              28,490,099
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QLogic Corp. (a)                                                                                  946,700              12,591,110
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QUALCOMM, Inc.                                                                                    185,500               7,399,595
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Research In Motion Ltd. (a)                                                                       417,900              35,692,839
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Sonus Networks, Inc. (a)                                                                        1,076,100               6,219,858
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                                                                                                                   $  165,634,687
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OIL SERVICES - 3.7%
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Exterran Holdings, Inc. (a)                                                                       114,500          $    8,873,750
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GlobalSantaFe Corp.                                                                               318,980              22,516,798
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National Oilwell Varco, Inc. (a)                                                                  184,000              23,552,000
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Noble Corp.                                                                                       849,600              41,681,376
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Pride International, Inc.                                                                         282,300               9,928,491
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                                                                                                                   $  106,552,415
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OTHER BANKS & DIVERSIFIED FINANCIALS - 1.5%
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American Express Co.                                                                              483,500          $   28,342,770
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UBS AG                                                                                            264,300              13,807,032
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                                                                                                                   $   42,149,802
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PHARMACEUTICALS - 4.1%
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Allergan, Inc.                                                                                    249,480          $   14,971,295
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Elan Corp. PLC, ADR (a)(l)                                                                      1,488,700              28,851,006
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Merck & Co., Inc.                                                                                 672,700              33,749,359
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Roche Holding AG                                                                                  237,030              41,202,136
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                                                                                                                   $  118,773,796
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PRINTING & PUBLISHING - 0.2%
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Playboy Enterprises, Inc.,"B" (a)(l)                                                              554,620          $    6,128,551
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REAL ESTATE - 0.3%
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Jones Lang Lasalle, Inc.                                                                           78,400          $    8,755,712
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SPECIALTY STORES - 5.8%
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Advance Auto Parts, Inc.                                                                          392,300          $   13,950,188
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CarMax, Inc. (a)                                                                                  411,900               9,333,654
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Dick's Sporting Goods, Inc. (a)(l)                                                                255,700              16,594,930
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GameStop Corp., "A" (a)                                                                           447,300              22,427,622
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Lowe's Cos., Inc.                                                                               1,412,400              43,869,144
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Lululemon Athletica, Inc. (a)                                                                     161,310               5,495,832
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Nordstrom, Inc.                                                                                   490,400              23,588,240
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Staples, Inc.                                                                                   1,037,400              24,638,250
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Urban Outfitters, Inc. (a)                                                                        254,100               5,818,890
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                                                                                                                   $  165,716,750
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TELECOMMUNICATIONS - WIRELESS - 2.0%
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America Movil S.A.B. de C.V., "L", ADR                                                            671,820          $   40,618,237
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Rogers Communications, Inc., "B"                                                                  367,000              16,690,673
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                                                                                                                   $   57,308,910
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TELEPHONE SERVICES - 3.8%
 --------------------------------------------------------------------------------------------------------------------------------
American Tower Corp., "A" (a)                                                                   1,187,908          $   47,064,915
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AT&T, Inc.                                                                                      1,101,700              43,924,779
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Global Crossing Ltd. (a)                                                                          351,075               6,684,468
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Qwest Communications International, Inc. (a)                                                      773,900               6,926,405
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Time Warner Telecom, Inc., "A"                                                                    271,800               5,966,010
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                                                                                                                   $  110,566,577
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TOBACCO - 1.2%
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Altria Group, Inc.                                                                                500,800          $   34,760,528
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UTILITIES - ELECTRIC POWER - 0.3%
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NRG Energy, Inc. (a)                                                                              261,500          $    9,960,535
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  TOTAL COMMON STOCKS                                                                                              $2,799,204,243
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PARTNERSHIPS - 0.0%
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REAL ESTATE - 0.0%
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Copley Partners 1 LP (a)(z)                                                                     3,000,000          $        5,220
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Copley Partners 2 LP (a)(z)                                                                     3,000,000                   5,760
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  TOTAL PARTNERSHIPS                                                                                               $       10,980
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COLLATERAL FOR SECURITIES LOANED - 1.9%
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Citigroup Global Markets, Inc., 5.3%, dated 8/31/07, due 9/04/07, total to be received $53,599,600 (secured by U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in an individually traded account)                                 $53,568,054          $ 53,568,054
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MONEY MARKET FUNDS (v) - 2.9%
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MFS Institutional Money Market Portfolio, 5.295%, at Net Asset Value                           84,665,660          $   84,665,660
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  TOTAL INVESTMENTS(k)                                                                                             $2,937,448,937
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OTHER ASSETS, LESS LIABILITIES - (2.0)%                                                                              (56,711,476)
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  NET ASSETS - 100.0%                                                                                              $2,880,737,461
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(a) Non-income producing security.
(k) As of August 31, 2007, the fund had two securities that were fair valued, aggregating $10,980 and less than 0.01% of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(v) Affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

--------------------------------------------------------------------------------------------------------------------------------
RESTRICTED SECURITIES                        ACQUISITION DATE          ACQUISITION          CURRENT MARKET           TOTAL % OF
                                                                       COST                      VALUE               NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Copley Partners 1 LP                             12/02/86              $1,437,794               $ 5,220
Copley Partners 2 LP                         10/01/86-8/09/91           2,451,234                 5,760
--------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                     $10,980                 0.0%
                                                                                                ================================

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
GDR      Global Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS EMERGING GROWTH FUND
SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                   $2,559,698,713
                                                                                 ==============
Gross unrealized appreciation                                                    $  449,626,523
Gross unrealized depreciation                                                       (71,876,299)
                                                                                 --------------
      Net unrealized appreciation (depreciation)                                 $  377,750,224
                                                                                 ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined under the Investment Company Act of 1940, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended August 31, 2007, is set forth below:

BEGINNING ACQUISITIONS DISPOSITIONS ENDING

                                                 BEGINNING       ACQUISITIONS            DISPOSITIONS           ENDING
AFFILIATE                                         SHARES            SHARES                  SHARES              SHARES
------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money
Market Portfolio                                     -            568,858,386             484,192,726         84,665,660

                                                               CAPITAL GAIN
                                                 REALIZED      DISTRIBUTIONS
                                                   GAIN       FROM UNDERLYING            DIVIDEND             ENDING
AFFILIATE                                          (LOSS)          FUNDS                  INCOME               VALUE
------------------------------------------------------------------------------------------------------------------------
MFS Institutional Money
Market Portfolio                                   $ -           $ -                     $  961,281          $84,665,660

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II
            --------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President

Date: October 16, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          ------------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 16, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          ------------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2007
      ----------------

* Print name and title of each signing officer under his or her signature.